INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Other intangible assets, net of amortization

Intangible assets, net of amortization, at December 31 follows:

	2015		2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$6,118	$3,838	$6,118	$3,491

Estimated amortization of other intangible assets	A summary of estimated core deposit intangible amortization at December 31, 2015, follows:
(In thousands)
2016	$347
2017	346
2018	346
2019	346
2020	346
2021 and thereafter	549
Total	$2,280